World Omni Auto Receivables Trust 2008-A	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2008

Dates Covered

Collections Period	11/01/08 - 11/30/08
Interest Accrual Period	11/17/08 - 12/14/08
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 10/31/08	925,214,931.57	53,677
Principal Payments	21,518,581.77	985
Defaulted Receivables	3,845,237.06	165
Repurchased Accounts	0.00	0

Pool Balance at 11/30/08	899,851,112.74	52,527

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	1,176,470,667.40	65,251
Delinquent Receivables:
Past Due 31-60 days	21,679,345.48	1,193
Past Due 61-90 days	6,575,199.76	327
Past Due 91 + days	1,883,539.73	98

Total	30,138,084.97	1,618

Total 31+ Delinquent as % Ending Pool Balance	3.35%

Recoveries	1,968,962.53

Aggregate Net Losses—November 2008	1,876,274.53

Overcollateralization Target Amount	13,497,766.69

Actual Overcollateralization	13,497,766.69

Weighted Average APR	8.49%
Weighted Average Remaining Term	56.47

Flow of Funds	$ Amount
Collections	32,262,047.28
Advances	68,210.70
Investment Earnings on Cash Accounts	65,127.51
Servicing Fee	(771,012.44)
Interest Rate Swap Receipt	—

Available Funds	31,624,373.05

Distributions of Available Funds
(1) Monthly Swap Payment Amount	533,933.76
(2) Class A Interest	2,279,440.06
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	11,485,594.86
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	13,497,766.69
(8) Remaining Amounts	3,827,637.68

Total Distributions of Available Funds	31,624,373.05

Servicing Fee	771,012.44
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	1,100,000,000.00
Original Class B	70,588,000.00

Total Class A & B
Note Balance @ 11/17/08	911,336,707.60
Principal Paid	24,983,361.55
Note Balance @ 12/15/08	886,353,346.05

Class A-1
Note Balance @ 11/17/08	6,748,707.60
Principal Paid	6,748,707.60
Note Balance @ 12/15/08	0.00
Note Factor @ 12/15/08	0.0000000%

Class A-2
Note Balance @ 11/17/08	336,000,000.00
Principal Paid	18,234,653.95
Note Balance @ 12/15/08	317,765,346.05
Note Factor @ 12/15/08	94.5730197%

Class A-3a
Note Balance @ 11/17/08	210,000,000.00
Principal Paid	—
Note Balance @ 12/15/08	210,000,000.00
Note Factor @ 12/15/08	100.0000000%

Class A-3b
Note Balance @ 11/17/08	107,000,000.00
Principal Paid	—
Note Balance @ 12/15/08	107,000,000.00
Note Factor @ 12/15/08	100.0000000%

Class A-4
Note Balance @ 11/17/08	181,000,000.00
Principal Paid	—
Note Balance @ 12/15/08	181,000,000.00
Note Factor @ 12/15/08	100.0000000%

Class B
Note Balance @ 11/17/08	70,588,000.00
Principal Paid	—
Note Balance @ 12/15/08	70,588,000.00
Note Factor @ 12/15/08	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,279,440.06
Total Principal Paid	24,983,361.55

Total Paid	27,262,801.61

Class A-1
Coupon	2.92200%
Interest Paid	15,337.56
Principal Paid	6,748,707.60

Total Paid to A-1 Holders	6,764,045.16

Class A-2
One-Month Libor	1.42250%
Coupon	2.42250%
Interest Paid	633,080.00
Principal Paid	18,234,653.95

Total Paid to A-2 Holders	18,867,733.95

Class A-3a
Coupon	3.94000%
Interest Paid	689,500.00
Principal Paid	0.00

Total Paid to A-3a Holders	689,500.00

Class A-3b
One-Month Libor	1.42250%
Coupon	2.72250%
Interest Paid	226,572.50
Principal Paid	0.00

Total Paid to A-3b Holders	226,572.50

Class A-4
Coupon	4.74000%
Interest Paid	714,950.00
Principal Paid	0.00

Total Paid to A-4 Holders	714,950.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9472607
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.3425745

Total Distribution Amount	23.2898352

A-1 Interest Distribution Amount	0.0576600
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	25.3710812

Total A-1 Distribution Amount	25.4287412

A-2 Interest Distribution Amount	1.8841667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	54.2698034

Total A-2 Distribution Amount	56.1539701

A-3a Interest Distribution Amount	3.2833333
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	3.2833333

A-3b Interest Distribution Amount	2.1175000
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	2.1175000

A-4 Interest Distribution Amount	3.9500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	3.9500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	459.73
Noteholders’ Principal Distributable Amount	540.27

Account Balances	$ Amount

Advances
Balance as of 10/31/08	326,671.52
Balance as of 11/30/08	394,882.22
Change	68,210.70

Reserve Fund
Balance as of 10/31/08	2,947,701.63
Investment Earnings	5,020.28
Prior Month’s Investment Earnings paid	(6,524.96)
Withdrawal	0.00
Balance as of 11/30/08	2,946,196.95
Change	(1,504.68)

Reserve Fund Requirement	2,941,176.67